Quarterly Financial Summary - Additional Information (Detail) - $ / shares	3 Months Ended														12 Months Ended
	Sep. 29, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 30, 2017		Sep. 30, 2017		Jul. 01, 2017		Apr. 01, 2017	Dec. 31, 2016	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)	$ 1.55	[1]	$ 1.95	[2]	$ 1.95	[3]	$ 2.91	[4]	$ 1.13	[1]	$ 1.51	[2]	$ 1.50	$ 1.55	$ 8.36	$ 5.69	$ 5.73
BAMTech, LLC
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)									0.10
Settled Litigation
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)					(0.02)						$ (0.07)
Impact of the Tax Act
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)	0.06		$ 0.07		0.09		1.00
Gain from sale of property rights
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)							0.03
Restructuring and Impairment Charges
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)					$ (0.01)		$ (0.01)		$ (0.04)
Gain from sale of real estate
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)	0.25
Equity investment impairments
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)	$ 0.11

[1]	Results for the fourth quarter of fiscal 2018 included a gain in connection with the sale of real estate, which had a favorable impact of $0.25 on diluted earnings per share, partially offset by equity investment impairments, which had an adverse impact of $0.11 per diluted earnings per share, and the impact of updating prior-period Tax Act estimate, which had an adverse impact of $0.06 per diluted earnings per share. Results for the fourth quarter of fiscal 2017 included a non-cash net gain in connection with the acquisition of a controlling interest in BAMTech, which had a favorable impact of $0.10 per diluted earnings per share, partially offset by restructuring and impairment charges, which had an adverse impact of $0.04 per diluted earnings per share.
[2]	Results for the third quarter of fiscal 2018 included a net benefit of updating prior-period Tax Act estimate, which had a favorable impact of $0.07 on diluted earnings per share. Results for the third quarter of fiscal 2017 included a charge, net of committed insurance recoveries, incurred in connection with the settlement of litigation, which had an adverse impact of $0.07 on diluted earnings per share.
[3]	Results for the second quarter of fiscal 2018 included a net benefit of updating prior-period Tax Act estimate, which had a favorable impact of $0.09 on diluted earnings per share, and proceeds from legal insurance recoveries, which had a favorable impact of $0.02 on diluted earnings per share. These favorable impacts were partially offset by restructuring and impairment charges, which had an adverse impact of $0.01 per diluted earnings per share.
[4]	Results for the first quarter of fiscal 2018 included an estimated net benefit from the Deferred Remeasurement, partially offset by the Deemed Repatriation Tax as a result of the Tax Act (Tax Act Estimate), which had a favorable impact of $1.00 on diluted earnings per share, and a gain from the sale of property rights, which had a favorable impact of $0.03 on diluted earnings per share. These favorable impacts were partially offset by restructuring and impairment charges, which had an adverse impact of $0.01 on diluted earnings per share.